CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Reconciliation of Cash and Restricted Cash:
Cash - Beginning of period	$ 3,213,000		$ 4,913,000
Restricted Cash - Beginning of period	843,313		0
Cash and cash equivalents – beginning of period	3,213,000	$ 905,000	4,913,000	$ 6,543,000
Cash - End of period	68,640,000	3,213,000		4,913,000
Restricted Cash - End of Period	66,621	843,313		0
Cash and cash equivalents – end of period	68,640,000	3,213,000	905,000	4,913,000
BURTECH ACQUISITION CORP.
Reconciliation of Cash and Restricted Cash:
Cash - Beginning of period	0	358	22,232	1,539,548
Restricted Cash - Beginning of period	843,313		0
Cash and cash equivalents – beginning of period	843,313	358	22,232	1,539,548
Cash - End of period	0	0	358	22,232
Restricted Cash - End of Period	66,621	843,313		0
Cash and cash equivalents – end of period	$ 66,621	$ 843,313	$ 358	$ 22,232